Fair value measurement - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) associate	Dec. 31, 2022 EUR (€)
Investment in equity securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Transfers into Level 3 of fair value hierarchy, assets		€ 41,984
Investment in equity securities | Level 3 of fair value hierarchy
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Transfers into Level 3 of fair value hierarchy, assets		41,984
Investments accounted for using equity method | Growth factor
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Changes to parameters increase percentage	1.00%
Increase in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, assets	€ 5,221	(3,963)
Investments accounted for using equity method | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Changes to parameters increase percentage	1.00%
Increase in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, assets	€ (5,148)	6,808
Warrant liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Transfer into level 1	€ 0	€ 20,568
Derivatives | Electricity Forward Price, Measurement Input
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
EBITDA growth factor (in percent)	11.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	11.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	€ (4,213)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	€ 4,213
Interest Rate Cap
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Number of derivatives instruments entered into | associate	2